UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Investor Class	$41	0.80%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,268,061
Number of Portfolio Holdings	318

Portfolio Turnover Rate	21.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Industrials & Business Services	22.1
Information Technology	18.7
Consumer Discretionary	14.7
Financials	6.0
Energy	4.5
Consumer Staples	4.4
Materials	3.7
Communication Services	1.8
Other	1.7

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	1.1%
Weatherford International	1.1
Wingstop	1.1
Curtiss-Wright	1.0
Murphy USA	1.0
FTAI Aviation	1.0
Fabrinet	1.0
Insmed	1.0
Onto Innovation	1.0
Ensign Group	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F120-053 8/24

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class	$55	1.07%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,268,061
Number of Portfolio Holdings	318

Portfolio Turnover Rate	21.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Industrials & Business Services	22.1
Information Technology	18.7
Consumer Discretionary	14.7
Financials	6.0
Energy	4.5
Consumer Staples	4.4
Materials	3.7
Communication Services	1.8
Other	1.7

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	1.1%
Weatherford International	1.1
Wingstop	1.1
Curtiss-Wright	1.0
Murphy USA	1.0
FTAI Aviation	1.0
Fabrinet	1.0
Insmed	1.0
Onto Innovation	1.0
Ensign Group	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F226-053 8/24

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - I Class	$34	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,268,061
Number of Portfolio Holdings	318

Portfolio Turnover Rate	21.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.4%
Industrials & Business Services	22.1
Information Technology	18.7
Consumer Discretionary	14.7
Financials	6.0
Energy	4.5
Consumer Staples	4.4
Materials	3.7
Communication Services	1.8
Other	1.7

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	1.1%
Weatherford International	1.1
Wingstop	1.1
Curtiss-Wright	1.0
Murphy USA	1.0
FTAI Aviation	1.0
Fabrinet	1.0
Insmed	1.0
Onto Innovation	1.0
Ensign Group	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F224-053 8/24

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDSX Integrated U.S. Small-
Cap Growth Equity Fund
TQAAX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
Advisor Class
TQAIX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 41.00 $ 34.68 $ 46.35 $ 47.73 $ 39.70 $ 31.16
Investment
activities
Net investment
loss
(1)(2)
(0.07) (0.10) (0.09) (0.20) (0.09) (0.06)
Net realized and
unrealized gain/
loss 3.21 7.42 (10.29) 5.30 9.51 10.24
Total from
investment
activities 3.14 7.32 (10.38) 5.10 9.42 10.18
Distributions
Net realized gain — (1.00) (1.29) (6.48) (1.39) (1.64)
NET ASSET
VALUE
End of period $ 44.14 $ 41.00 $ 34.68 $ 46.35 $ 47.73 $ 39.70

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
7.66% 21.16% (22.41)% 11.30% 23.84% 32.76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(4)
0.80% 0.80% 0.78% 0.78% 0.79%
Net expenses
after waivers/
payments by
Price Associates 0.80%
(4)
0.80% 0.80% 0.78% 0.78% 0.79%
Net investment
loss (0.34)%
(4)
(0.26)% (0.25)% (0.40)% (0.23)% (0.16)%
Portfolio turnover
rate 21.9% 37.1% 30.3% 28.3% 34.5% 21.6%
Net assets, end of
period (in millions) $3,813 $3,737 $3,354 $5,524 $5,747 $5,254
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 40.30 $ 34.20 $ 45.86 $ 47.43 $ 39.48 $ 31.10
Investment
activities
Net investment
loss
(1)(2)
(0.13) (0.21) (0.19) (0.36) (0.21) (0.18)
Net realized and
unrealized gain/
loss 3.15 7.31 (10.18) 5.27 9.42 10.20
Total from
investment
activities 3.02 7.10 (10.37) 4.91 9.21 10.02
Distributions
Net realized gain — (1.00) (1.29) (6.48) (1.26) (1.64)
... .... .... .... .... .... ....
Redemption fees
added to paid-in
capital
(1)(3)
— — — — — —
(4)
NET ASSET
VALUE
End of period $ 43.32 $ 40.30 $ 34.20 $ 45.86 $ 47.43 $ 39.48

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(5)
7.49% 20.81% (22.63)% 10.97% 23.43% 32.30%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.07%
(6)
1.09% 1.08% 1.09% 1.10% 1.11%
Net expenses
after waivers/
payments by
Price Associates 1.07%
(6)
1.09% 1.08% 1.09% 1.10% 1.11%
Net investment
loss (0.61)%
(6)
(0.56)% (0.52)% (0.71)% (0.55)% (0.49)%
Portfolio turnover
rate 21.9% 37.1% 30.3% 28.3% 34.5% 21.6%
Net assets, end
of period (in
thousands) $15,417 $14,519 $17,483 $28,195 $32,629 $24,781
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 41.37 $ 34.93 $ 46.61 $ 47.89 $ 39.82 $ 31.21
Investment
activities
Net investment
loss
(1)(2)
(0.04) (0.05) (0.03) (0.13) (0.04) (0.01)
Net realized and
unrealized gain/
loss 3.23 7.49 (10.36) 5.33 9.55 10.26
Total from
investment
activities 3.19 7.44 (10.39) 5.20 9.51 10.25
Distributions
Net realized gain — (1.00) (1.29) (6.48) (1.44) (1.64)
NET ASSET
VALUE
End of period $ 44.56 $ 41.37 $ 34.93 $ 46.61 $ 47.89 $ 39.82

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
7.71% 21.35% (22.31)% 11.47% 24.00% 32.93%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.65%
(4)
0.66% 0.66% 0.64% 0.65% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.65%
(4)
0.66% 0.66% 0.64% 0.65% 0.65%
Net investment
loss (0.20)%
(4)
(0.12)% (0.09)% (0.26)% (0.10)% (0.02)%
Portfolio turnover
rate 21.9% 37.1% 30.3% 28.3% 34.5% 21.6%
Net assets, end of
period (in millions) $4,439 $4,041 $3,259 $4,246 $4,317 $3,303
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  1.8%
Diversified Telecommunication Services  0.3%
GCI Liberty, Class A, EC (1)(2) 547,999 —
Iridium Communications  993,720 26,453
26,453
Entertainment  0.9%
Endeavor Group Holdings, Class A  1,427,400 38,583
TKO Group Holdings  343,600 37,105
75,688
Interactive Media & Services  0.1%
Cars.com (2) 534,100 10,522
10,522
Media  0.5%
Nexstar Media Group  217,200 36,057
Thryv Holdings (2) 312,335 5,566
41,623
Total Communication Services 154,286
CONSUMER DISCRETIONARY  14.7%
Automobile Components  0.4%
Patrick Industries  221,662 24,061
Visteon (2) 88,300 9,422
33,483
Distributors  0.3%
Pool  78,366 24,084
24,084
Diversified Consumer Services  2.0%
Bright Horizons Family Solutions (2) 306,206 33,707
Duolingo (2) 154,300 32,198
Grand Canyon Education (2) 194,834 27,259
H&R Block  553,598 30,022
Laureate Education  914,743 13,666
Stride (2) 447,507 31,549
168,401
Hotels, Restaurants & Leisure  5.2%
Bloomin' Brands  662,700 12,744
Boyd Gaming  595,400 32,806
Cava Group (2) 212,021 19,665
Choice Hotels International  154,503 18,386

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Churchill Downs  241,280 33,683
Domino's Pizza  95,687 49,406
Hilton Grand Vacations (2) 363,000 14,676
Light & Wonder (2) 617,900 64,805
Red Rock Resorts, Class A  201,000 11,041
Texas Roadhouse  370,000 63,533
Travel + Leisure  215,355 9,687
United Parks & Resorts (2) 156,700 8,510
Wingstop  208,996 88,334
427,276
Household Durables  1.9%
Cavco Industries (2) 75,116 26,003
Green Brick Partners (2) 301,500 17,258
Installed Building Products  147,700 30,379
Skyline Champion (2) 259,400 17,574
Tempur Sealy International  889,031 42,087
TopBuild (2) 54,900 21,151
154,452
Leisure Products  0.5%
Brunswick  162,440 11,821
Mattel (2) 1,633,200 26,556
38,377
Specialty Retail  3.7%
Abercrombie & Fitch, Class A (2) 351,000 62,422
Academy Sports & Outdoors  284,000 15,123
Asbury Automotive Group (2) 75,800 17,273
Carvana (2) 468,500 60,305
Dick's Sporting Goods  141,081 30,311
Group 1 Automotive  59,200 17,599
Murphy USA  176,905 83,050
Valvoline (2) 428,800 18,524
304,607
Textiles, Apparel & Luxury Goods  0.7%
Crocs (2) 128,567 18,763
Deckers Outdoor (2) 43,797 42,393
61,156
Total Consumer Discretionary 1,211,836
CONSUMER STAPLES  4.4%
Beverages  0.9%
Celsius Holdings (2) 261,547 14,932

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Coca-Cola Consolidated  52,200 56,637
71,569
Consumer Staples Distribution & Retail  1.5%
Casey's General Stores  96,416 36,788
Performance Food Group (2) 401,343 26,533
Sprouts Farmers Market (2) 766,900 64,159
127,480
Food Products  0.8%
Post Holdings (2) 438,500 45,674
Simply Good Foods (2) 456,342 16,488
62,162
Personal Care Products  1.2%
BellRing Brands (2) 756,700 43,238
elf Beauty (2) 188,090 39,634
Inter Parfums  142,100 16,488
99,360
Total Consumer Staples 360,571
ENERGY  4.5%
Energy Equipment & Services  2.4%
Expro Group Holdings (2) 416,600 9,549
Liberty Energy  664,835 13,888
Noble  309,399 13,815
TechnipFMC  1,184,552 30,976
Tidewater (2) 398,300 37,922
Weatherford International (2) 758,989 92,938
199,088
Oil, Gas & Consumable Fuels  2.1%
Centrus Energy, Class A (2) 254,208 10,867
CNX Resources (2) 679,300 16,507
CONSOL Energy  197,026 20,102
Dorian LPG  174,300 7,314
Gulfport Energy (2) 83,200 12,563
Matador Resources  718,623 42,830
PBF Energy, Class A  102,800 4,731
Range Resources  406,321 13,624
SM Energy  593,638 25,663
Southwestern Energy (2) 3,011,100 20,265
174,466
Total Energy 373,554

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  6.0%
Banks  0.5%
Bancorp (2) 620,900 23,445
ServisFirst Bancshares  219,392 13,864
37,309
Capital Markets  2.0%
Blue Owl Capital  2,358,500 41,863
Donnelley Financial Solutions (2) 377,023 22,478
FactSet Research Systems  36,400 14,861
Hamilton Lane, Class A  315,800 39,026
LPL Financial Holdings  68,320 19,082
StoneX Group (2) 324,294 24,423
161,733
Financial Services  1.2%
Euronet Worldwide (2) 214,043 22,153
EVERTEC  465,728 15,485
Mr Cooper Group (2) 365,800 29,714
Payoneer Global (2) 3,250,303 18,007
Shift4 Payments, Class A (2)(3) 197,800 14,509
99,868
Insurance  2.3%
Baldwin Insurance Group (2) 564,000 20,005
Bowhead Specialty Holdings (2) 96,250 2,439
Kinsale Capital Group  39,500 15,219
Oscar Health, Class A (2) 1,101,100 17,420
Palomar Holdings (2) 201,409 16,344
Primerica  191,501 45,305
RLI  200,319 28,183
Ryan Specialty Holdings  668,367 38,705
Selective Insurance Group  59,800 5,611
189,231
Total Financials 488,141
HEALTH CARE  22.4%
Biotechnology  10.2%
ACADIA Pharmaceuticals (2) 365,277 5,936
ADMA Biologics (2) 1,510,790 16,891
Agios Pharmaceuticals (2) 347,881 15,001
Akero Therapeutics (2) 336,814 7,902
Alkermes (2) 877,162 21,140
Amicus Therapeutics (2) 940,700 9,332
Arcellx (2) 182,255 10,059

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Avidity Biosciences (2) 925,017 37,787
Biohaven (2) 757,666 26,299
Blueprint Medicines (2) 470,185 50,676
Bridgebio Pharma (2) 573,708 14,532
Catalyst Pharmaceuticals (2) 898,657 13,920
Celldex Therapeutics (2) 291,432 10,786
Crinetics Pharmaceuticals (2) 550,387 24,652
CRISPR Therapeutics (2)(3) 309,871 16,736
Cytokinetics (2) 530,213 28,727
Day One Biopharmaceuticals (2) 240,000 3,307
Denali Therapeutics (2) 563,300 13,080
Disc Medicine (2) 89,431 4,031
Dyne Therapeutics (2) 323,836 11,428
Exelixis (2) 1,386,300 31,150
Halozyme Therapeutics (2) 952,748 49,886
Ideaya Biosciences (2) 331,511 11,639
IGM Biosciences (2)(3) 143,152 983
Immunovant (2) 203,163 5,363
Insmed (2) 1,187,879 79,588
Intellia Therapeutics (2) 336,349 7,527
Ionis Pharmaceuticals (2) 534,600 25,479
Iovance Biotherapeutics (2) 859,616 6,894
Janux Therapeutics (2) 67,626 2,833
Krystal Biotech (2) 112,602 20,678
Kymera Therapeutics (2) 585,413 17,475
Madrigal Pharmaceuticals (2)(3) 61,338 17,184
Merus (2) 163,026 9,646
Mirum Pharmaceuticals (2)(3) 93,953 3,212
Monte Rosa Therapeutics (2) 142,500 533
MoonLake Immunotherapeutics (2) 102,127 4,490
Morphic Holding (2) 201,051 6,850
Natera (2) 154,800 16,763
Neurocrine Biosciences (2) 170,777 23,511
Nurix Therapeutics (2) 261,278 5,453
Nuvalent, Class A (2) 160,575 12,181
Praxis Precision Medicines (2) 141,485 5,852
Prothena (2) 422,061 8,711
PTC Therapeutics (2) 433,233 13,248
Relay Therapeutics (2) 478,242 3,118
Replimune Group (2) 572,421 5,152
Replimune Group PIPE, Acquisition Date: 6/13/24,
Cost $2,386 (2)(4) 270,487 2,313
REVOLUTION Medicines (2) 411,427 15,967

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Rhythm Pharmaceuticals (2) 200,823 8,246
Rocket Pharmaceuticals (2) 288,649 6,215
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(4) 22,712 67
Scholar Rock Holding (2)(3) 352,351 2,935
SpringWorks Therapeutics (2) 212,956 8,022
Ultragenyx Pharmaceutical (2) 370,919 15,245
Vaxcyte (2) 328,987 24,842
Vera Therapeutics (2) 348,156 12,596
Xencor (2) 473,095 8,956
843,025
Health Care Equipment & Supplies  4.3%
CONMED  125,100 8,672
Globus Medical, Class A (2) 744,200 50,970
Haemonetics (2) 230,593 19,077
Inari Medical (2) 209,890 10,106
Inspire Medical Systems (2) 81,200 10,867
iRhythm Technologies (2) 144,411 15,544
Lantheus Holdings (2) 565,534 45,407
LeMaitre Vascular  211,800 17,427
Merit Medical Systems (2) 558,066 47,966
Penumbra (2) 93,247 16,782
PROCEPT BioRobotics (2) 436,547 26,668
STERIS  147,202 32,317
TransMedics Group (2) 241,567 36,385
UFP Technologies (2) 79,622 21,010
359,198
Health Care Providers & Services  5.3%
Addus HomeCare (2) 172,062 19,978
AMN Healthcare Services (2) 79,500 4,073
Chemed  18,000 9,766
CorVel (2) 164,458 41,817
Encompass Health  718,900 61,674
Ensign Group  622,551 77,003
Guardant Health (2) 654,558 18,904
Molina Healthcare (2) 155,700 46,290
NeoGenomics (2) 387,300 5,372
Option Care Health (2) 1,278,254 35,408
RadNet (2) 409,504 24,128
Tenet Healthcare (2) 698,944 92,980
437,393

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.1%
Evolent Health, Class A (2) 473,500 9,053
9,053
Life Sciences Tools & Services  1.4%
10X Genomics, Class A (2) 445,544 8,666
Bruker  143,000 9,125
Charles River Laboratories International (2) 85,007 17,561
Medpace Holdings (2) 71,900 29,612
Repligen (2) 187,200 23,598
West Pharmaceutical Services  72,200 23,782
112,344
Pharmaceuticals  1.1%
Amphastar Pharmaceuticals (2) 435,957 17,438
Arvinas (2) 372,749 9,922
Intra-Cellular Therapies (2) 533,142 36,515
Pacira BioSciences (2) 146,732 4,198
Pliant Therapeutics (2)(3) 193,677 2,082
Prestige Consumer Healthcare (2) 296,800 20,435
90,590
Total Health Care 1,851,603
INDUSTRIALS & BUSINESS SERVICES  22.1%
Aerospace & Defense  2.7%
Cadre Holdings  356,537 11,965
Curtiss-Wright  316,573 85,785
Leonardo DRS (2) 1,798,264 45,874
Loar Holdings (2) 128,886 6,884
Moog, Class A  45,659 7,639
Woodward  379,000 66,090
224,237
Air Freight & Logistics  0.4%
GXO Logistics (2) 596,717 30,134
30,134
Building Products  3.0%
AAON  340,300 29,688
AZEK (2) 1,082,425 45,602
Builders FirstSource (2) 113,741 15,743
CSW Industrials  150,364 39,893
Griffon  247,800 15,824
Simpson Manufacturing  281,556 47,451
UFP Industries  460,400 51,565
245,766

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  2.0%
Brink's  256,600 26,276
Casella Waste Systems, Class A (2) 581,276 57,674
Clean Harbors (2) 217,610 49,212
MSA Safety  181,750 34,113
167,275
Construction & Engineering  1.8%
API Group (2) 1,607,239 60,480
Comfort Systems USA  91,800 27,918
EMCOR Group  81,540 29,769
Sterling Infrastructure (2) 170,649 20,195
WillScot Mobile Mini Holdings (2) 328,400 12,361
150,723
Electrical Equipment  1.0%
Atkore  237,943 32,106
NEXTracker, Class A (2) 112,900 5,293
Vertiv Holdings, Class A  552,818 47,857
85,256
Ground Transportation  1.2%
ArcBest  44,000 4,712
Landstar System  79,320 14,633
Saia (2) 96,300 45,674
XPO (2) 311,600 33,076
98,095
Machinery  3.8%
Crane  274,000 39,724
Federal Signal  543,332 45,461
Kadant  162,979 47,880
Lincoln Electric Holdings  171,200 32,295
RBC Bearings (2) 91,725 24,745
SPX Technologies (2) 416,985 59,270
Symbotic (2)(3) 223,600 7,862
Toro  100,073 9,358
Watts Water Technologies, Class A  248,960 45,652
312,247
Professional Services  4.0%
Booz Allen Hamilton Holding  409,417 63,009
Broadridge Financial Solutions  112,925 22,246
CACI International, Class A (2) 153,997 66,239
CBIZ (2) 577,287 42,777
ExlService Holdings (2) 1,255,200 39,363

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FTI Consulting (2) 194,132 41,841
Paylocity Holding (2) 17,295 2,280
TriNet Group  170,750 17,075
Verra Mobility (2) 1,274,100 34,656
329,486
Trading Companies & Distributors  2.2%
Boise Cascade  194,836 23,229
Core & Main, Class A (2) 450,800 22,062
FTAI Aviation  776,000 80,107
Herc Holdings  81,238 10,828
SiteOne Landscape Supply (2) 165,096 20,044
Watsco  58,834 27,254
183,524
Total Industrials & Business Services 1,826,743
INFORMATION TECHNOLOGY  18.7%
Communications Equipment  0.1%
Extreme Networks (2) 464,518 6,248
6,248
Electronic Equipment, Instruments & Components  2.8%
Advanced Energy Industries  241,663 26,283
Fabrinet (2) 325,554 79,693
Littelfuse  39,559 10,111
Novanta (2) 332,720 54,270
Teledyne Technologies (2) 34,830 13,513
Vontier  1,206,552 46,090
Zebra Technologies, Class A (2) 14,800 4,572
234,532
IT Services  0.5%
ASGN (2) 184,000 16,223
Gartner (2) 52,190 23,436
Kyndryl Holdings (2) 222,100 5,844
45,503
Semiconductors & Semiconductor Equipment  5.2%
Astera Labs (2) 68,447 4,142
Axcelis Technologies (2) 336,858 47,898
Cirrus Logic (2) 296,730 37,880
Diodes (2) 429,398 30,887
Entegris  134,622 18,228
FormFactor (2) 449,682 27,219
Kulicke & Soffa Industries  328,179 16,143
MACOM Technology Solutions Holdings (2) 373,300 41,612

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
MKS Instruments  129,072 16,854
Monolithic Power Systems  42,089 34,584
Onto Innovation (2) 357,546 78,503
Photronics (2) 633,652 15,632
Rambus (2) 774,329 45,499
Veeco Instruments (2) 289,100 13,504
428,585
Software  10.0%
A10 Networks  873,026 12,091
ACI Worldwide (2) 612,651 24,255
Agilysys (2) 301,300 31,377
Appfolio, Class A (2) 145,722 35,639
Blackbaud (2) 295,886 22,538
Box, Class A (2) 673,000 17,794
CommVault Systems (2) 291,900 35,486
Descartes Systems Group (2) 639,300 61,910
DoubleVerify Holdings (2) 961,680 18,724
Envestnet (2) 372,582 23,320
Fair Isaac (2) 30,000 44,660
Fortinet (2) 378,589 22,818
Informatica, Class A (2) 904,006 27,916
Manhattan Associates (2) 160,861 39,681
MicroStrategy, Class A (2)(3) 13,100 18,045
Nutanix, Class A (2) 847,400 48,175
PowerSchool Holdings, Class A (2) 1,043,500 23,364
PTC (2) 167,269 30,388
Q2 Holdings (2) 615,700 37,145
Qualys (2) 209,500 29,875
Rapid7 (2) 373,200 16,133
Sapiens International  634,700 21,535
Smartsheet, Class A (2) 683,700 30,137
SPS Commerce (2) 287,207 54,041
Tenable Holdings (2) 544,400 23,725
Tyler Technologies (2) 78,209 39,322
Workiva (2) 221,600 16,175
Zeta Global Holdings, Class A (2) 1,258,826 22,218
828,487
Technology Hardware, Storage & Peripherals  0.1%
Pure Storage, Class A (2) 132,000 8,476
8,476
Total Information Technology 1,551,831

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  3.7%
Chemicals  1.6%
Axalta Coating Systems (2) 1,028,031 35,128
Balchem  135,430 20,849
Cabot  286,000 26,280
Element Solutions  940,110 25,496
Olin  561,497 26,475
134,228
Construction Materials  0.5%
Eagle Materials  206,988 45,012
45,012
Containers & Packaging  0.1%
Graphic Packaging Holding  281,600 7,381
7,381
Metals & Mining  1.0%
Alpha Metallurgical Resources  79,925 22,421
ATI (2) 893,410 49,540
Warrior Met Coal  127,900 8,028
79,989
Paper & Forest Products  0.5%
Louisiana-Pacific  541,504 44,582
44,582
Total Materials 311,192
REAL ESTATE  0.7%
Industrial Real Estate Investment Trusts  0.5%
First Industrial Realty Trust, REIT  411,536 19,552
Rexford Industrial Realty, REIT  226,254 10,089
Terreno Realty, REIT  139,600 8,261
37,902
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  207,700 13,528
13,528
Total Real Estate 51,430

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  0.2%
Independent Power & Renewable Electricity
Producers  0.2%
Ormat Technologies  248,254 17,800
Total Utilities 17,800
Total Common Stocks (Cost $5,548,146) 8,198,987
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 5.38% (5)(6) 65,913,611 65,914
Total Short-Term Investments (Cost $65,914) 65,914
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.38% (5)(6) 43,102,701 43,103
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 43,103
Total Securities Lending Collateral (Cost $43,103) 43,103
Total Investments in Securities
100.5% of Net Assets
(Cost $5,657,163) $ 8,308,004
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 3. All or a portion of this security is on loan at June 30, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,380 and represents 0.0% of net assets.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

.
.
.
.
.
.
.
.
.
.
(5) Seven-day yield
(6) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 1,557++
Totals $ —# $ — $ 1,557+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 243,848  ¤  ¤ $ 109,017
Total $ 109,017^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,557 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $109,017.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,657,163) $ 8,308,004
Receivable for shares sold 13,315
Receivable for investment securities sold 6,118
Dividends receivable 1,448
Cash 350
Other assets 107
Total assets 8,329,342
Liabilities
Obligation to return securities lending collateral 43,103
Payable for investment securities purchased 8,763
Payable for shares redeemed 4,352
Investment management fees payable 4,248
Due to affiliates 105
Payable to directors 7
Other liabilities 703
Total liabilities 61,281
NET ASSETS $ 8,268,061

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,191,957
Paid-in capital applicable to 186,379,992 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,076,104
NET ASSETS $ 8,268,061
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,813,300; Shares outstanding: 86,400,690) $ 44.14
Advisor Class
(Net assets: $15,417; Shares outstanding: 355,873) $ 43.32
I Class
(Net assets: $4,439,344; Shares outstanding: 99,623,429) $ 44.56

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $68) $ 18,054
Securities lending 189
Other 2
Total income 18,245
Expenses
Investment management 25,410
Shareholder servicing
Investor Class $ 2,695
Advisor Class 12
I Class 148 2,855
Rule 12b-1 fees
Advisor Class 19
Prospectus and shareholder reports
Investor Class 202
Advisor Class 1
I Class 108 311
Custody and accounting 169
Registration 66
Legal and audit 21
Directors 13
Miscellaneous 32
Total expenses 28,896
Net investment loss (10,651)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 458,406
Change in net unrealized gain / loss on securities 147,445
Net realized and unrealized gain / loss 605,851
INCREASE IN NET ASSETS FROM OPERATIONS $ 595,200

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (10,651) $ (13,971)
Net realized gain 458,406 263,303
Change in net unrealized gain / loss 147,445 1,131,227
Increase in net assets from operations 595,200 1,380,559
Distributions to shareholders
Net earnings
Investor Class – (88,962)
Advisor Class – (349)
I Class – (95,107)
Decrease in net assets from distributions – (184,418)
Capital share transactions
*
Shares sold
Investor Class 288,079 632,200
Advisor Class 1,364 2,151
I Class 476,130 755,418
Distributions reinvested
Investor Class – 83,773
Advisor Class – 349
I Class – 90,830
Shares redeemed
Investor Class (491,466) (918,817)
Advisor Class (1,543) (7,949)
I Class (392,262) (671,761)
Decrease in net assets from capital share
transactions (119,698) (33,806)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 475,502 1,162,335
Beginning of period 7,792,559 6,630,224
End of period $ 8,268,061 $ 7,792,559
*Share information (000s)
Shares sold
Investor Class 6,771 16,650
Advisor Class 33 57
I Class 11,034 19,762
Distributions reinvested
Investor Class – 2,091
Advisor Class – 9
I Class – 2,247
Shares redeemed
Investor Class (11,518) (24,305)
Advisor Class (37) (217)
I Class (9,096) (17,609)
Decrease in shares outstanding (2,813) (1,315)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Cap Growth Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. The fund has three classes of shares: the Integrated
U.S. Small-Cap Growth Equity Fund (Investor Class), the Integrated U.S. Small-
Cap Growth Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Cap Growth Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,196,607 $ 2,380 $ — $ 8,198,987
Short-Term Investments 65,914 — — 65,914
Securities Lending Collateral 43,103 — — 43,103
Total $ 8,305,624 $ 2,380 $ — $ 8,308,004

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $41,747,000; the value of cash collateral and related investments was $43,103,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,746,480,000 and
$1,886,160,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $5,663,513,000. Net unrealized gain aggregated $2,644,491,000 at period-end, of which $2,970,574,000 related to appreciated investments and $326,083,000 related to depreciated investments.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $690,000 for T. Rowe Price Services, Inc.;
and $69,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Advisor Class
Expense Group, and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F120-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024